Form N-1A Cover	Feb. 20, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES ADVISER SERIES
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 20, 2026
Prospectus Date	Aug. 31, 2025
Supplement to Prospectus [Text Block]	Important Notice Regarding Change inInvestment Policy Federated Hermes U.S. SMID FundA Portfolio of Federated Hermes Adviser SeriesINSTITUTIONAL SHARES (TICKER FHUMX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATIONThe Board of Trustees of Federated Hermes Adviser Series has approved a change in non-fundamental investment policy for the Federated Hermes U.S. SMID Fund (the “Fund”) in connection with amendments adopted by the Securities and Exchange Commission (the “SEC”) to Rule 35d-1 (the “Rule”) under the Investment Company Act of 1940, as amended. The change in policy will become effective concurrent with the effective date of the Fund’s next registration statement which is anticipated to be August 31, 2026, unless the SEC postpones, delays, reconsiders or repeals the amendments to the Rule in which case shareholders will be further notified (the “Effective Date”). The change in policy is not expected to result in any changes to the investment process used in managing the Fund and is being made to comply with the requirements of the amendments to the Rule.On the Effective Date, please make the following changes:1. In the Summary Prospectus and Prospectus under “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?” and in the Prospectus section “What are the Fund’s Investment Strategies?,” please delete the following disclosure in its entirety:“The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity securities of small- to mid-capitalization (SMID) companies. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would permit the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in investments in equity securities of SMID companies. For purposes of this limitation, small- to mid-capitalization companies will normally be defined as companies with market capitalizations similar to the constituents of the Fund’s benchmark, the Russell 2500 Index. Such definition will be applied at the time of investment and the Adviser will not be required to sell a stock because a company’s market capitalization has grown larger than the range of small- to mid-capitalization stocks in the Russell 2500 Index.”and replace it with:“The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. equity securities of small- to mid-capitalization (SMID) companies. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy. For purposes of this limitation, small- to mid-capitalization companies will normally be defined as companies with market capitalizations similar to the constituents of the Fund’s benchmark, the Russell 2500 Index. Such definition will be applied at the time of investment and the Adviser will not be required to sell a stock because a company’s market capitalization has grown larger than the range of small- to mid-capitalization stocks in the Russell 2500 Index.”2. In the Statement of Additional Information section “Investment Objective and Investment Limitations” under “Non-Fundamental Names Rule Policy,” please delete the following disclosure in its entirety:“The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) are invested in equity securities of small to mid-capitalization (“SMID”) companies. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in equity securities of SMID companies. For purposes of this limitation, small to mid-capitalization companies will normally be defined as companies with market capitalizations similar to the constituents of the Russell 2500 Index. As of September 30, 2025, the capitalization of companies included in the Russell 2500 Index ranged from approximately $23.6 million to $32.5 billion.”and replace it with:“The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. equity securities of small- to mid-capitalization (SMID) companies. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy. For purposes of this limitation, small- to mid-capitalization companies will normally be defined as companies with market capitalizations similar to the constituents of the Fund’s benchmark, the Russell 2500 Index. Such definition will be applied at the time of investment and the Adviser will not be required to sell a stock because a company’s market capitalization has grown larger than the range of small- to mid-capitalization stocks in the Russell 2500 Index. As of September 30, 2025, the capitalization of companies included in the Russell 2500 Index ranged from approximately $23.6 million to $32.5 billion.”February 20, 2026Federated Hermes U.S. SMID Fund
Federated Hermes Funds
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Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457185 (2/26)© 2026 Federated Hermes, Inc.